OTHER NON-CURRENT ASSETS (Details) - USD ($) $ in Thousands		Dec. 31, 2018	Dec. 31, 2017
Prepaid Expense and Other Assets, Noncurrent [Abstract]
Deferred installation expenses	[1]	$ 2,904	$ 552
Deposits		318	387
Other non-current assets		$ 3,222	$ 939

[1]	See Note 1W.